Leases - Schedule of Total Lease Cost (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Operating lease cost:
Operating lease	$ 20,426	$ 20,309
Expenses relating to short-term leases	24,640	10,842
Total lease cost	$ 45,066	$ 31,151
Weighted-average remaining lease term - operating leases	2 years 2 months 4 days		2 years 8 months 15 days
Weighted-average discount rate - operating leases	3.35%		3.35%
Right of use assets obtained in exchange for new operating lease liabilities	$ 45,560		$ 74,310
Cash paid for amounts included in the measurement of lease liabilities – operating cash flow from operating leases	$ (18,515)		$ (40,882)